BXMX
Nuveen S&P 500 Buy-Write Income Fund
Portfolio of Investments    September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.4%
	COMMON STOCKS – 99.4% (2)
	Aerospace & Defense – 2.5%
41,868	Arconic Inc	$1,088,568
31,950	Boeing Co	12,156,016
6,475	HEICO Corp	808,598
8,224	Huntington Ingalls Industries Inc	1,741,761
16,488	Northrop Grumman Corp	6,179,538
26,898	Raytheon Co	5,277,119
56,947	United Technologies Corp	7,774,404
	Total Aerospace & Defense	35,026,004
	Air Freight & Logistics – 0.5%
60,148	United Parcel Service Inc, Class B	7,206,933
	Airlines – 0.3%
51,084	United Airlines Holdings Inc, (3)	4,516,336
	Auto Components – 0.1%
10,862	Cooper Tire & Rubber Co	283,716
50,606	Gentex Corp	1,393,436
	Total Auto Components	1,677,152
	Automobiles – 0.3%
270,157	Ford Motor Co	2,474,638
24,260	Harley-Davidson Inc	872,632
2,190	Tesla Inc, (3)	527,506
	Total Automobiles	3,874,776
	Banks – 5.8%
574,045	Bank of America Corp	16,744,893
153,202	Citigroup Inc	10,583,194
26,341	Comerica Inc	1,738,243
88,630	Fifth Third Bancorp	2,426,689
108,513	First Horizon National Corp	1,757,911
213,049	JPMorgan Chase & Co	25,073,737
22,489	M&T Bank Corp	3,552,587
109,405	US Bancorp	6,054,473
229,426	Wells Fargo & Co	11,572,247
	Total Banks	79,503,974
0

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Beverages – 2.2%
243,102	Coca-Cola Co	$13,234,473
4,611	Keurig Dr Pepper Inc	125,972
40,037	Monster Beverage Corp, (3)	2,324,548
103,007	PepsiCo Inc	14,122,260
	Total Beverages	29,807,253
	Biotechnology – 2.5%
89,175	AbbVie Inc	6,752,331
3,832	Alnylam Pharmaceuticals Inc, (3)	308,169
46,544	Amgen Inc	9,006,730
17,964	Biogen Inc, (3)	4,182,379
18,057	BioMarin Pharmaceutical Inc, (3)	1,217,042
54,768	Celgene Corp, (3)	5,438,462
4,111	Exact Sciences Corp, (3)	371,511
95,477	Gilead Sciences Inc.	6,051,332
14,155	Seattle Genetics Inc, (3)	1,208,837
	Total Biotechnology	34,536,793
	Building Products – 0.3%
16,022	Allegion PLC	1,660,680
68,190	Masco Corp	2,842,159
	Total Building Products	4,502,839
	Capital Markets – 2.6%
102,538	Charles Schwab Corp	4,289,164
33,148	CME Group Inc	7,005,498
42,992	Eaton Vance Corp	1,931,631
28,147	Goldman Sachs Group Inc	5,832,903
72,955	Intercontinental Exchange Inc	6,731,558
23,232	Legg Mason Inc	887,230
124,288	Morgan Stanley	5,303,369
16,467	S&P Global Inc	4,034,086
2,591	TD Ameritrade Holding Corp	121,000
13,047	Waddell & Reed Financial Inc, Class A	224,147
	Total Capital Markets	36,360,586
	Chemicals – 1.3%
22,547	AdvanSix Inc, (3)	579,909
16,669	Chemours Co	249,035
78,267	Corteva Inc	2,191,476
65,033	Dow Inc	3,098,822
62,296	DuPont de Nemours Inc	4,442,328
47,248	Eastman Chemical Co	3,488,320
41,063	Olin Corp	768,699

Shares	Description (1)	Value
	Chemicals (continued)
39,692	RPM International Inc	$2,731,207
	Total Chemicals	17,549,796
	Commercial Services & Supplies – 0.5%
56,182	Waste Management Inc	6,460,930
	Communications Equipment – 1.4%
24,808	Ciena Corp, (3)	973,218
275,740	Cisco Systems Inc	13,624,313
5,462	Lumentum Holdings Inc, (3)	292,545
21,003	Motorola Solutions Inc	3,579,121
27,916	Viavi Solutions Inc, (3)	390,964
	Total Communications Equipment	18,860,161
	Consumer Finance – 0.4%
50,167	Discover Financial Services	4,068,042
98,887	SLM Corp	872,678
	Total Consumer Finance	4,940,720
	Containers & Packaging – 0.5%
23,917	Avery Dennison Corp	2,716,254
7,736	Crown Holdings Inc, (3)	511,040
21,019	Packaging Corp of America	2,230,116
18,945	Sonoco Products Co	1,102,788
	Total Containers & Packaging	6,560,198
	Distributors – 0.2%
23,926	Genuine Parts Co	2,382,790
	Diversified Financial Services – 2.0%
121,948	Berkshire Hathaway Inc, Class B, (3)	25,367,623
53,398	Jefferies Financial Group Inc	982,523
12,729	Voya Financial Inc	692,967
	Total Diversified Financial Services	27,043,113
	Diversified Telecommunication Services – 2.2%
402,548	AT&T Inc	15,232,416
43,130	CenturyLink Inc	538,263
244,917	Verizon Communications Inc	14,783,190
	Total Diversified Telecommunication Services	30,553,869
	Electric Utilities – 1.5%
59,189	Duke Energy Corp	5,673,857
48,432	Evergy Inc.	3,223,634
52,512	OGE Energy Corp	2,382,995
44,815	Pinnacle West Capital Corp	4,350,192

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Electric Utilities (continued)
79,055	Southern Co	$4,883,227
	Total Electric Utilities	20,513,905
	Electrical Equipment – 0.8%
39,086	Eaton Corp PLC	3,250,001
57,064	Emerson Electric Co	3,815,299
8,860	Hubbell Inc	1,164,204
17,120	Rockwell Automation Inc	2,821,376
	Total Electrical Equipment	11,050,880
	Electronic Equipment, Instruments & Components – 0.2%
1,797	CDW Corp/DE	221,462
74,116	Corning Inc	2,113,789
1,498	Zebra Technologies Corp, Class A, (3)	309,142
	Total Electronic Equipment, Instruments & Components	2,644,393
	Energy Equipment & Services – 0.4%
18,338	Diamond Offshore Drilling Inc, (3)	101,959
82,352	Halliburton Co	1,552,335
56,354	Patterson-UTI Energy Inc	481,827
102,821	Schlumberger Ltd	3,513,394
	Total Energy Equipment & Services	5,649,515
	Entertainment – 1.8%
46,851	Activision Blizzard Inc	2,479,355
3,937	Live Nation Entertainment Inc, (3)	261,181
27,653	Netflix Inc, (3)	7,400,496
112,326	Walt Disney Co	14,638,324
	Total Entertainment	24,779,356
	Equity Real Estate Investment Trust – 3.1%
33,108	American Homes 4 Rent, Class A	857,166
85,831	Apartment Investment & Management Co, Class A	4,475,228
40,593	Brandywine Realty Trust	614,984
81,089	CubeSmart	2,830,006
124,573	Equity Commonwealth	4,266,625
84,268	Healthcare Realty Trust Inc	2,822,978
21,679	Invitation Homes Inc.	641,915
98,614	Lexington Realty Trust	1,010,794
60,921	Liberty Property Trust	3,127,075
94,325	Prologis Inc	8,038,377
51,162	Sabra Health Care REIT Inc	1,174,680
13,387	Sun Communities Inc.	1,987,300
49,503	Ventas Inc	3,615,204
62,339	Welltower Inc	5,651,030

Shares	Description (1)	Value
	Equity Real Estate Investment Trust (continued)
62,741	Weyerhaeuser Co	$1,737,926
	Total Equity Real Estate Investment Trust	42,851,288
	Food & Staples Retailing – 1.5%
3,376	Casey's General Stores Inc	544,076
90,209	Kroger Co	2,325,588
28,977	US Foods Holding Corp, (3)	1,190,955
61,680	Walgreens Boots Alliance Inc	3,411,521
109,345	Walmart Inc	12,977,064
	Total Food & Staples Retailing	20,449,204
	Food Products – 0.9%
26,680	Lamb Weston Holdings Inc	1,940,170
168,106	Mondelez International Inc, Class A	9,299,624
7,981	Post Holdings Inc, (3)	844,709
	Total Food Products	12,084,503
	Gas Utilities – 0.1%
13,073	Atmos Energy Corp	1,488,884
2,933	National Fuel Gas Co	137,616
	Total Gas Utilities	1,626,500
	Health Care Equipment & Supplies – 3.4%
143,768	Abbott Laboratories	12,029,069
7,646	Avanos Medical Inc, (3)	286,419
57,765	Baxter International Inc	5,052,704
84,651	Boston Scientific Corp, (3)	3,444,449
27,023	Hill-Rom Holdings Inc	2,843,630
67,993	Hologic Inc, (3)	3,432,967
12,016	Intuitive Surgical Inc, (3)	6,487,799
116,768	Medtronic PLC	12,683,340
3,183	STERIS PLC	459,912
	Total Health Care Equipment & Supplies	46,720,289
	Health Care Providers & Services – 2.4%
21,978	Anthem Inc	5,276,918
24,227	Cigna Corp	3,677,416
8,265	Covetrus Inc, (3)	98,271
76,107	CVS Health Corp	4,800,068
28,648	HCA Healthcare Inc	3,449,792
32,844	Henry Schein Inc, (3)	2,085,594
64,630	UnitedHealth Group Inc	14,045,392
	Total Health Care Providers & Services	33,433,451
	Health Care Technology – 0.2%
48,264	Cerner Corp	3,290,157

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Hotels, Restaurants & Leisure – 2.1%
30,663	Carnival Corp	$1,340,280
4,727	Domino's Pizza Inc	1,156,177
4,278	Dunkin' Brands Group Inc	339,502
12,548	Las Vegas Sands Corp	724,772
33,299	Marriott International Inc/MD, Class A	4,141,396
5,670	Marriott Vacations Worldwide Corp	587,469
57,468	McDonald's Corp	12,338,954
76,314	Starbucks Corp	6,747,684
10,801	Wynn Resorts Ltd	1,174,285
	Total Hotels, Restaurants & Leisure	28,550,519
	Household Durables – 0.5%
20,159	Garmin Ltd	1,707,266
32,967	KB Home	1,120,878
23,685	Newell Brands Inc	443,383
400	NVR Inc, (3)	1,486,940
1,967	Roku Inc, (3)	200,162
12,567	TopBuild Corp, (3)	1,211,836
6,203	Whirlpool Corp	982,307
	Total Household Durables	7,152,772
	Household Products – 2.0%
81,696	Colgate-Palmolive Co	6,005,473
171,874	Procter & Gamble Co	21,377,688
1,335	Spectrum Brands Holdings Inc	70,379
	Total Household Products	27,453,540
	Industrial Conglomerates – 1.5%
33,787	3M Co	5,554,583
518,111	General Electric Co	4,631,912
57,726	Honeywell International Inc	9,767,239
	Total Industrial Conglomerates	19,953,734
	Insurance – 2.5%
392	Alleghany Corp, (3)	312,722
44,247	Allstate Corp	4,808,764
73,283	American International Group Inc	4,081,863
49,370	Arthur J Gallagher & Co	4,422,071
37,130	CNO Financial Group Inc	587,768
23,577	Fidelity National Financial Inc	1,047,055
32,421	Genworth Financial Inc, Class A, (3)	142,652
65,166	Hartford Financial Services Group Inc	3,949,711
4,703	Kemper Corp	366,599
39,379	Lincoln National Corp	2,375,341

Shares	Description (1)	Value
	Insurance (continued)
57,906	Marsh & McLennan Cos Inc	$5,793,495
2,957	RenaissanceRe Holdings Ltd	572,032
38,705	Travelers Cos Inc	5,755,047
3,483	WR Berkley Corp	251,577
	Total Insurance	34,466,697
	Interactive Media & Services – 5.0%
17,638	Alphabet Inc, Class A, (3)	21,538,467
17,791	Alphabet Inc, Class C, (3)	21,687,229
140,647	Facebook Inc., Class A, (3)	25,046,418
4,685	IAC/InterActiveCorp, (3)	1,021,190
	Total Interactive Media & Services	69,293,304
	Internet & Direct Marketing Retail – 3.7%
24,277	Amazon.com Inc, (3)	42,142,687
2,975	Booking Holdings Inc, (3)	5,838,765
62,975	eBay Inc	2,454,765
	Total Internet & Direct Marketing Retail	50,436,217
	IT Services – 4.9%
26,791	Akamai Technologies Inc, (3)	2,448,162
1,922	Alliance Data Systems Corp	246,266
38,161	Automatic Data Processing Inc	6,159,949
16,990	Black Knight Inc, (3)	1,037,409
23,652	Broadridge Financial Solutions Inc	2,943,018
52,417	Fidelity National Information Services Inc	6,958,881
53,753	International Business Machines Corp	7,816,761
92,653	PayPal Holdings Inc, (3)	9,597,924
3,486	Twilio Inc, Class A, (3)	383,321
28,272	VeriSign Inc, (3)	5,332,947
143,920	Visa Inc, Class A	24,755,679
	Total IT Services	67,680,317
	Leisure Products – 0.1%
36,173	Mattel Inc, (3)	412,010
7,753	Polaris Inc	682,342
	Total Leisure Products	1,094,352
	Life Sciences Tools & Services – 0.5%
21,714	Thermo Fisher Scientific Inc	6,324,637
	Machinery – 1.9%
40,103	Caterpillar Inc	5,065,410
18,609	Cummins Inc	3,027,126
25,598	Deere & Co	4,317,871

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Machinery (continued)
33,165	Graco Inc	$1,526,917
27,203	Ingersoll-Rand PLC	3,351,682
16,893	Parker-Hannifin Corp	3,051,045
10,699	Snap-on Inc	1,674,821
21,492	Stanley Black & Decker Inc	3,103,660
10,383	Timken Co	451,764
4,597	Woodward Inc	495,694
	Total Machinery	26,065,990
	Media – 1.3%
27,554	CBS Corp., Class B	1,112,355
282,270	Comcast Corp, Class A	12,724,731
21,843	DISH Network Corp, Class A, (3)	744,191
26,987	New York Times Co, Class A	768,590
79,467	News Corp, Class A	1,106,181
22,488	Omnicom Group Inc	1,760,810
	Total Media	18,216,858
	Metals & Mining – 0.4%
29,000	Barrick Gold Corp	502,570
62,781	Newmont Goldcorp Corp	2,380,656
37,498	Nucor Corp	1,909,023
	Total Metals & Mining	4,792,249
	Mortgage Real Estate Investment Trust – 0.0%
48,788	Annaly Capital Management Inc	429,334
	Multiline Retail – 0.1%
25,320	Macy's Inc	393,473
16,563	Nordstrom Inc	557,676
	Total Multiline Retail	951,149
	Multi-Utilities – 1.9%
67,348	Ameren Corp	5,391,207
55,108	Consolidated Edison Inc	5,206,053
17,519	NorthWestern Corp	1,314,801
68,562	Public Service Enterprise Group Inc	4,256,329
103,223	WEC Energy Group Inc	9,816,507
	Total Multi-Utilities	25,984,897
	Oil, Gas & Consumable Fuels – 4.1%
56,272	Cenovus Energy Inc	527,831
18,536	Cheniere Energy Inc, (3)	1,168,880
119,346	Chevron Corp	14,154,435
46,741	CNX Resources Corp, (3)	339,340

Shares	Description (1)	Value
	Oil, Gas & Consumable Fuels (continued)
89,070	ConocoPhillips	$5,075,209
34,151	Continental Resources Inc/OK, (3)	1,051,509
89,671	Encana Corp	412,487
258,087	Exxon Mobil Corp	18,223,523
48,016	Hess Corp	2,904,008
57,206	Occidental Petroleum Corp	2,543,951
31,741	ONEOK Inc	2,338,994
39,007	Phillips 66	3,994,317
15,494	Suncor Energy Inc	489,300
39,961	Valero Energy Corp	3,406,276
	Total Oil, Gas & Consumable Fuels	56,630,060
	Pharmaceuticals – 4.5%
17,398	Allergan PLC	2,927,909
96,824	Bristol-Myers Squibb Co	4,909,945
63,791	Eli Lilly & Co	7,133,747
158,931	Johnson & Johnson	20,562,493
172,327	Merck & Co Inc	14,506,487
318,517	Pfizer Inc	11,444,316
	Total Pharmaceuticals	61,484,897
	Professional Services – 0.1%
1,287	CoStar Group Inc, (3)	763,448
9,803	ManpowerGroup Inc	825,805
2,060	TransUnion	167,087
	Total Professional Services	1,756,340
	Road & Rail – 0.9%
10,442	Canadian Pacific Railway Ltd	2,322,927
4,425	Lyft Inc, Class A, (3)	180,717
32,908	Norfolk Southern Corp	5,912,251
17,831	Old Dominion Freight Line Inc	3,030,735
16,520	Uber Technologies Inc, (3)	503,365
	Total Road & Rail	11,949,995
	Semiconductors & Semiconductor Equipment – 3.9%
56,423	Analog Devices Inc	6,304,142
26,523	Broadcom Inc	7,322,204
272,262	Intel Corp	14,029,661
26,835	Lam Research Corp	6,201,837
33,828	Marvell Technology Group Ltd	844,685
32,070	Microchip Technology Inc	2,979,624
42,645	NVIDIA Corp	7,423,215
12,918	NXP Semiconductors NV	1,409,612

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Shares	Description (1)	Value
	Semiconductors & Semiconductor Equipment (continued)
70,235	ON Semiconductor Corp, (3)	$1,349,214
73,788	QUALCOMM Inc	5,628,549
	Total Semiconductors & Semiconductor Equipment	53,492,743
	Software – 7.1%
38,171	Adobe Inc, (3)	10,544,739
24,578	Autodesk Inc, (3)	3,630,170
552	CDK Global Inc	26,546
443,624	Microsoft Corp	61,677,045
148,455	Oracle Corp	8,169,479
3,531	Palo Alto Networks Inc, (3)	719,724
2,130	Paycom Software Inc, (3)	446,214
68,126	Salesforce.com Inc, (3)	10,112,623
10,864	ServiceNow Inc, (3)	2,757,826
2,225	Zoom Video Communications Inc, Class A, (3)	169,545
	Total Software	98,253,911
	Specialty Retail – 2.8%
8,358	American Eagle Outfitters Inc	135,567
22,501	Best Buy Co Inc	1,552,344
873	Burlington Stores Inc, (3)	174,443
21,763	CarMax Inc, (3)	1,915,144
3,114	Five Below Inc, (3)	392,675
2,418	Gap Inc	41,976
77,428	Home Depot Inc	17,964,845
14,915	L Brands Inc	292,185
53,089	Lowe's Cos Inc	5,837,666
36,971	Ross Stores Inc	4,061,264
13,819	Tiffany & Co	1,280,054
98,174	TJX Cos Inc	5,472,219
	Total Specialty Retail	39,120,382
	Technology Hardware, Storage & Peripherals – 4.3%
247,928	Apple Inc	55,528,434
11,789	Dell Technologies Inc, Class C, (3)	611,378
113,540	HP Inc	2,148,177
27,940	NetApp Inc	1,467,129
	Total Technology Hardware, Storage & Peripherals	59,755,118
	Textiles, Apparel & Luxury Goods – 0.5%
6,689	Kontoor Brands Inc	234,784
13,834	Lululemon Athletica Inc, (3)	2,663,460
46,827	VF Corp	4,167,135
	Total Textiles, Apparel & Luxury Goods	7,065,379

Shares	Description (1)	Value
	Thrifts & Mortgage Finance – 0.1%
65,278	MGIC Investment Corp	$821,197
	Tobacco – 0.8%
97,666	Altria Group Inc	3,994,539
83,206	Philip Morris International Inc	6,317,832
	Total Tobacco	10,312,371
	Trading Companies & Distributors – 0.0%
13,839	HD Supply Holdings Inc, (3)	542,143
	Wireless Telecommunication Services – 0.0%
41,446	Sprint Corp, (3)	255,722
	Total Long-Term Investments (cost $620,971,557)	1,366,744,488

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 3.9%
	REPURCHASE AGREEMENTS – 3.9%
$53,969	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/19, repurchase price $53,970,628, collateralized $47,580,000 U.S. Treasury Notes, 2.875%, due 5/15/43, value $55,052,439	0.850%	10/01/19	$53,969,354
	Total Short-Term Investments (cost $53,969,354)			53,969,354
	Total Investments (cost $674,940,911) – 103.3%			1,420,713,842
	Other Assets Less Liabilities – (3.3)% (4)			(45,192,540)
	Net Assets Applicable to Common Shares – 100%			$1,375,521,302
Investments in Derivatives
Options Written
Description (5)	Type	Number of Contracts	Notional Amount (6)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(505)	$(147,712,500)	$2,925	10/18/19	$(3,810,225)
S&P 500® Index	Call	(505)	(150,237,500)	2,975	10/18/19	(1,956,875)
S&P 500® Index	Call	(505)	(151,500,000)	3,000	10/18/19	(1,199,375)
S&P 500® Index	Call	(504)	(152,460,000)	3,025	10/18/19	(612,360)
S&P 500® Index	Call	(504)	(152,460,000)	3,025	10/31/19	(1,207,080)
S&P 500® Index	Call	(505)	(146,450,000)	2,900	11/15/19	(5,921,125)
S&P 500® Index	Call	(507)	(150,832,500)	2,975	11/15/19	(3,206,775)
S&P 500® Index	Call	(505)	(151,500,000)	3,000	11/15/19	(2,406,325)
S&P 500® Index	Call	(506)	(153,065,000)	3,025	11/15/19	(1,717,870)
Total Options Written (premiums received $28,760,668)		(4,546)	$(1,356,217,500)			$(22,038,010)

BXMX	Nuveen S&P 500 Buy-Write Income Fund (continued)
Portfolio of Investments September 30, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Tem Investments:
Common Stocks	$1,366,744,488	$ —	$ —	$1,366,744,488
Short-Term Investments:
Repurchase Agreements	—	53,969,354	—	53,969,354
Investments in Derivatives:
Options Written	(22,038,010)	—	—	(22,038,010)
Total	$1,344,706,478	$53,969,354	$ —	$1,398,675,832

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.
REIT	Real Estate Investment Trust
S&P	Standard & Poor's